SHAREHOLDER'S EQUITY - Preferred Stock Shares (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
SHAREHOLDER'S EQUITY
Preferred shares, shares authorized	5,000,000	5,000,000
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0